UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kellogg Group, LLC
Address: 48 Wall Street, 4th Floor
         New York, NY  10005

13F File Number:  28-13409

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles K. Kellogg
Title:     CEO
Phone:     212-389-5842

Signature, Place, and Date of Signing:

     /s/ Charles K. Kellogg     New York, NY     February 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $27,567 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    28-13459                      Kellogg Capital Markets, LLC


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORSHARES TR               DENT TACTL ETF   00768Y107      435    21186 SH       DEFINED 1                                 21186
BARCLAYS BANK PLC              ETN DJUBS AGRI37 06739H206     1980    31393 SH       DEFINED 1                                 31393
BARCLAYS BANK PLC              ETN DJUBS SGAR38 06739H214      972    10388 SH       DEFINED 1                                 10388
BARCLAYS BANK PLC              ETN DJUBSSOFT 38 06739H230      883    10897 SH       DEFINED 1                                 10897
BARCLAYS BANK PLC              ETN DJUBSPLATM38 06739H255     2982    71257 SH       DEFINED 1                                 71257
BARCLAYS BANK PLC              ETN DJUBSCOFFE38 06739H297     1456    22738 SH       DEFINED 1                                 22738
BARCLAYS BANK PLC              ETN DJUBS ENRG37 06739H750      904    38958 SH       DEFINED 1                                 38958
CLARK HLDGS INC                *W EXP 02/15/201 18145M117        0    20103 SH       DEFINED 1                                 20103
COMMSCOPE INC                  COM              203372107     2498    80000 SH       DEFINED 1                                 80000
DEUTSCHE BK AG LDN BRH         BG TTL ETN       25154H582      433    34891 SH       DEFINED 1                                 34891
DEUTSCHE BK AG LDN BRH         BG SML ETN       25154H590      174    13725 SH       DEFINED 1                                 13725
ETFS PALLADIUM TR              SH BEN INT       26923A106      229     2863 SH       DEFINED 1                                  2863
GASCO ENERGY INC               COM              367220100      202   577543 SH       DEFINED 1                                577543
INDEXIQ ETF TR                 IQ REAL RTN ETF  45409B602      519    20368 SH       DEFINED 1                                 20368
ISHARES TR                     BARCLYS TIPS BD  464287176     2607    24248 SH       DEFINED 1                                 24248
ISHARES TR                     S&P AMTFREE MUNI 464288323      217     2168 SH       DEFINED 1                                  2168
MCAFEE INC                     COM              579064106      264     5700 SH       DEFINED 1                                  5700
NYSE EURONEXT                  COM              629491101     2547    84952 SH       DEFINED 1                                 84952
PIMCO ETF TR                   15+ YR US TIPS   72201R304     1989    36593 SH       DEFINED 1                                 36593
POWERSHARES ETF TRUST II       BLNCD GRWTH PORT 73936Q405      374    29616 SH       DEFINED 1                                 29616
POWERSHARES ETF TRUST II       GRW & INC PORT   73936Q504      500    39054 SH       DEFINED 1                                 39054
POWERSHARES ETF TRUST II       CEF INC COMPST   73936Q843      624    24573 SH       DEFINED 1                                 24573
TRC COS INC                    COM              872625108      189    54100 SH       DEFINED 1                                 54100
UNITED STS BRENT OIL FD LP     UNIT             91167Q100     2789    44654 SH       DEFINED 1                                 44654
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121        0    45396 SH       DEFINED 1                                 45396